Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
We do not currently grant new awards of stock options, stock appreciation rights, or similar option-like equity awards. Accordingly, we have no specific policy or practice on the timing of grants of such awards in relation to the disclosure of material nonpublic information. In the event we determine to grant new awards of stock options or similar equity awards in the future, our Compensation Committee will evaluate the appropriate steps to take in relation to the foregoing. We have not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation in fiscal year 2025.

Award Timing Method	In the event we determine to grant new awards of stock options or similar equity awards in the future, our Compensation Committee will evaluate the appropriate steps to take in relation to the foregoing.
Award Timing Predetermined	false
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	In the event we determine to grant new awards of stock options or similar equity awards in the future, our Compensation Committee will evaluate the appropriate steps to take in relation to the foregoing.
MNPI Disclosure Timed for Compensation Value	false